CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
CURRENT ASSETS:
Cash and cash equivalents	$ 62,188	$ 72,515
Short-term bank deposits	2,677	0
Available-for-sale marketable securities (Note 4)	11,819	11,915
Trade receivables (net of allowance for doubtful accounts of $ 2,380 and $ 1,885 at December 31, 2014 and 2015, respectively)	52,374	40,358
Other accounts receivable and prepaid expenses (Note 6)	6,244	3,419
Total current assets	135,302	128,207
LONG-TERM RECEIVABLES:
Severance pay fund	1,454	1,426
Long term deferred tax asset (Note 12)	2,823	2,137
Other long-term receivables	1,088	2,376
Total long-term receivables	5,365	5,939
PROPERTY AND EQUIPMENT, NET (Note 7)	2,296	2,005
INTANGIBLE ASSETS, NET (Note 8)	33,575	32,543
Goodwill	63,308	55,490
Total assets	239,846	224,184
CURRENT LIABILITIES:
Short term debt (Note 11)	13	2,853
Trade payables	6,331	3,861
Accrued expenses and other accounts payable (Note 10)	17,921	15,013
Deferred revenues	4,092	3,431
Total current liabilities	28,357	25,158
ACCRUED SEVERANCE PAY	2,616	2,562
LONG TERM LIABILITIES:
Long term debt (Note 11)	3,257	490
Liabilities due to acquisition activities and other (Note 3)	1,039	474
Long term deferred tax liability (Note 12)	5,726	4,846
Total noncurrent liabilities	$ 10,022	$ 5,810
COMMITMENTS AND CONTINGENCIES (Note 16)
REDEEMABLE NON-CONTROLLING INTEREST (Note 2)	$ 5,745	$ 2,930
EQUITY (Note 13):
Ordinary shares of NIS 0.1 par value - Authorized: 50,000,000 shares at December 31, 2014 and 2015; Issued and Outstanding: 44,174,217 and 44,335,220 shares at December 31, 2014 and 2015, respectively	1,035	1,029
Additional paid-in capital	180,989	182,114
Accumulated other comprehensive loss	(6,695)	(5,347)
Accumulated earnings	15,679	7,269
Total equity attributable to Magic Software Enterprises shareholders	191,008	185,065
Non-controlling interests	2,098	2,659
Total equity	193,106	187,724
Total liabilities, redeemable non-controlling interest and equity	$ 239,846	$ 224,184